Changes in Accounting Policies (IFRS 9 Financial Instruments, Effects Resulting from Reclassification) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Financial assets at fair value through other comprehensive income	¥ 1,672,431		¥ 0
Trade receivables	81,990		386,480
Bills receivable	¥ 0		1,090,479
IAS 39 [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at fair value through other comprehensive income			0
Trade receivables			386,480
Bills receivable			¥ 1,090,479
IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at fair value through other comprehensive income		¥ 1,399,997
Trade receivables		76,962
Bills receivable		0
IFRS 9 [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at fair value through other comprehensive income		1,399,997
Trade receivables		(309,518)
Bills receivable		¥ (1,090,479)